Income tax - Summary of reconciliation of changes in deferred tax liability asset (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Beginning balance	R$ 1,500,839	R$ 1,244,135	R$ 496,694
Foreign exchange variations	(78,128)	5,786	(16,949)
Business combination	401,521	0	0
Charges to statement of income	549,702	397,792	387,551
Tax relating to components of other comprehensive income	(356,163)	(146,874)	376,839
Ending balance	R$ 2,017,771	R$ 1,500,839	R$ 1,244,135